Segmented Information (Goodwill, Property, Plant And Equipment And Total Assets By Segment) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting, Asset Reconciling Item [Line Items]
Goodwill	$ 2,917	$ 1,644
Property, Plant and Equipment	18,015	10,035
Total Assets	24,621	17,648
Canadian Division [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Goodwill	788	1,171
Property, Plant and Equipment	2,338	2,728
Total Assets	3,632	4,452
USA Division [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Goodwill	2,129	473
Property, Plant and Equipment	13,817	5,127
Total Assets	16,800	6,350
Market Optimization [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Property, Plant and Equipment	1	91
Total Assets	181	161
Corporate & Other [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Property, Plant and Equipment	1,859	2,089
Total Assets	$ 4,008	$ 6,685